Pushdown Accounting - Goodwill (Details) - Tradeweb Markets LLC - Refinitiv $ in Thousands	Oct. 01, 2018 USD ($)
Pushdown Accounting
Fair value of the Company	$ 4,575,000
Less: fair value of the net assets and liabilities of the Company	(1,880,203)
Goodwill	$ 2,694,797